Schedule H, Line 4i - Schedule of Assets (Held at End of Year) (Details) - EBP 003 [Member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity Tax Identification Number		42-1484983
EBP, Plan Number		003
EBP, Asset Held for Investment, Party-in-Interest [true false]		true
EBP, Note Receivable from Participant		$ 26,541	$ 24,733
EBP, Asset Held for Investment		2,985,442
Collective Trusts [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		2,119,731
Mutual Fund [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		38,020
Investments held in Separately Managed Accounts [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 165,074
Investment, Identifier [Axis]: Collective Trusts | BlackRock | BlackRock Lifepath Index 2030 CIT Class W
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Collective Trusts BlackRock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		BlackRock Lifepath Index 2030 CIT Class W [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 49,708
Investment, Identifier [Axis]: Collective Trusts | BlackRock | BlackRock Lifepath Index 2035 CIT Class W
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Collective Trusts BlackRock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		BlackRock Lifepath Index 2035 CIT Class W [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 59,230
Investment, Identifier [Axis]: Collective Trusts | BlackRock | BlackRock Lifepath Index 2040 CIT Class W
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Collective Trusts BlackRock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		BlackRock Lifepath Index 2040 CIT Class W [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 62,081
Investment, Identifier [Axis]: Collective Trusts | BlackRock | BlackRock Lifepath Index 2045 CIT Class W
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Collective Trusts BlackRock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		BlackRock Lifepath Index 2045 CIT Class W [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 52,161
Investment, Identifier [Axis]: Collective Trusts | BlackRock | BlackRock Lifepath Index 2050 CIT Class W
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Collective Trusts BlackRock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		BlackRock Lifepath Index 2050 CIT Class W [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 45,782
Investment, Identifier [Axis]: Collective Trusts | BlackRock | BlackRock Lifepath Index 2055 CIT Class W
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Collective Trusts BlackRock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		BlackRock Lifepath Index 2055 CIT Class W [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 31,700
Investment, Identifier [Axis]: Collective Trusts | BlackRock | BlackRock Lifepath Index 2060 CIT Class W
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Collective Trusts BlackRock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		BlackRock Lifepath Index 2060 CIT Class W [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 16,045
Investment, Identifier [Axis]: Collective Trusts | BlackRock | BlackRock Lifepath Index 2065 CIT Class W
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Collective Trusts BlackRock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		BlackRock Lifepath Index 2065 CIT Class W [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 8,303
Investment, Identifier [Axis]: Collective Trusts | BlackRock | BlackRock Lifepath Index 2070 CIT Class W
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Collective Trusts BlackRock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		BlackRock Lifepath Index 2070 CIT Class W [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 437
Investment, Identifier [Axis]: Collective Trusts | BlackRock | BlackRock Lifepath Index Retirement CIT Class W
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Collective Trusts BlackRock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		BlackRock Lifepath Index Retirement CIT Class W [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 38,873
Investment, Identifier [Axis]: Collective Trusts | Boston Partners | Boston Partners Large Cap Value Equity Class D
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Collective Trusts Boston Partners [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Boston Partners Large Cap Value Equity Class D [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 115,734
Investment, Identifier [Axis]: Collective Trusts | Fidelity | FIAM US Bond Index Fund CIT Class D
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Collective Trusts Fidelity [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		FIAM US Bond Index Fund CIT Class D [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 31,367
Investment, Identifier [Axis]: Collective Trusts | Fidelity | Spartan 500 Index Pool Class D
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Collective Trusts Fidelity [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Spartan 500 Index Pool Class D [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 685,243
Investment, Identifier [Axis]: Collective Trusts | Fidelity | Spartan Extended Mkt Index Pool Class D
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Collective Trusts Fidelity [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Spartan Extended Mkt Index Pool Class D [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 140,835
Investment, Identifier [Axis]: Collective Trusts | Fidelity | Spartan Total International Index Pool Class D
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Collective Trusts Fidelity [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Spartan Total International Index Pool Class D [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 77,885
Investment, Identifier [Axis]: Collective Trusts | MFS Heritage Trust Company | MFS Intl Equity CIT Class 3A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Collective Trusts MFS Heritage Trust Company [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		MFS Intl Equity CIT Class 3A [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 122,966
Investment, Identifier [Axis]: Collective Trusts | Prudential | Prudential Core Plus Bond
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Collective Trusts Prudential [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Prudential Core Plus Bond [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 143,025
Investment, Identifier [Axis]: Collective Trusts | WTC | WTC - CIF II Growth (Series 4)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Collective Trusts WTC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		WTC CIF II Growth Series 4 [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 438,356
Investment, Identifier [Axis]: Investments held in Separately Managed Accounts | Atlanta Capital High Quality SMID Sep Acct | ADVANCED DRAINAGE SYSTEMS IN | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		ADVANCED DRAINAGE SYSTEMS IN [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Investment, Number of Shares		4,403
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 638
Investment, Identifier [Axis]: Investments held in Separately Managed Accounts | Atlanta Capital High Quality SMID Sep Acct | AFFILIATED MANAGERS GROUP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		AFFILIATED MANAGERS GROUP [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Investment, Number of Shares		11,281
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 3,252
Investment, Identifier [Axis]: Investments held in Separately Managed Accounts | Atlanta Capital High Quality SMID Sep Acct | APTARGROUP INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		APTARGROUP INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Investment, Number of Shares		21,039
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 2,566
Investment, Identifier [Axis]: Investments held in Separately Managed Accounts | Atlanta Capital High Quality SMID Sep Acct | ARAMARK | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		ARAMARK [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Investment, Number of Shares		77,261
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 2,848
Investment, Identifier [Axis]: Investments held in Separately Managed Accounts | Atlanta Capital High Quality SMID Sep Acct | AVERY DENNISON CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		AVERY DENNISON CORP [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Investment, Number of Shares		18,858
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 3,430
Investment, Identifier [Axis]: Investments held in Separately Managed Accounts | Atlanta Capital High Quality SMID Sep Acct | BALL CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		BALL CORP [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Investment, Number of Shares		13,665
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 724
Investment, Identifier [Axis]: Investments held in Separately Managed Accounts | Atlanta Capital High Quality SMID Sep Acct | BENTLEY SYSTEMS INC CLASS B | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		BENTLEY SYSTEMS INC CLASS B [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Investment, Number of Shares		26,844
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 1,025
Investment, Identifier [Axis]: Investments held in Separately Managed Accounts | Atlanta Capital High Quality SMID Sep Acct | BIO TECHNE CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		BIO TECHNE CORP [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Investment, Number of Shares		35,618
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 2,095
Investment, Identifier [Axis]: Investments held in Separately Managed Accounts | Atlanta Capital High Quality SMID Sep Acct | BLACKBAUD INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		BLACKBAUD INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Investment, Number of Shares		24,059
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 1,523
Investment, Identifier [Axis]: Investments held in Separately Managed Accounts | Atlanta Capital High Quality SMID Sep Acct | BOOZ ALLEN HAMILTON HOLDINGS | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		BOOZ ALLEN HAMILTON HOLDINGS [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Investment, Number of Shares		25,548
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 2,155
Investment, Identifier [Axis]: Investments held in Separately Managed Accounts | Atlanta Capital High Quality SMID Sep Acct | BROWN + BROWN INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		BROWN Plus BROWN INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Investment, Number of Shares		3,572
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 285
Investment, Identifier [Axis]: Investments held in Separately Managed Accounts | Atlanta Capital High Quality SMID Sep Acct | BURLINGTON STORES INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		BURLINGTON STORES INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Investment, Number of Shares		13,662
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 3,946
Investment, Identifier [Axis]: Investments held in Separately Managed Accounts | Atlanta Capital High Quality SMID Sep Acct | CACI INTERNATIONAL INC CL A | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		CACI INTERNATIONAL INC CL A [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Investment, Number of Shares		7,977
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 4,250
Investment, Identifier [Axis]: Investments held in Separately Managed Accounts | Atlanta Capital High Quality SMID Sep Acct | CARLISLE COS INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		CARLISLE COS INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Investment, Number of Shares		14,788
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 4,730
Investment, Identifier [Axis]: Investments held in Separately Managed Accounts | Atlanta Capital High Quality SMID Sep Acct | CASEY S GENERAL STORES INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		CASEY S GENERAL STORES INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Investment, Number of Shares		6,986
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 3,861
Investment, Identifier [Axis]: Investments held in Separately Managed Accounts | Atlanta Capital High Quality SMID Sep Acct | CHOICE HOTELS INTL INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		CHOICE HOTELS INTL INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Investment, Number of Shares		21,215
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 2,021
Investment, Identifier [Axis]: Investments held in Separately Managed Accounts | Atlanta Capital High Quality SMID Sep Acct | COLUMBIA BANKING SYSTEM INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		COLUMBIA BANKING SYSTEM INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Investment, Number of Shares		25,717
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 719
Investment, Identifier [Axis]: Investments held in Separately Managed Accounts | Atlanta Capital High Quality SMID Sep Acct | COLUMBIA SPORTSWEAR CO | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		COLUMBIA SPORTSWEAR CO [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Investment, Number of Shares		18,360
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 1,011
Investment, Identifier [Axis]: Investments held in Separately Managed Accounts | Atlanta Capital High Quality SMID Sep Acct | DOLBY LABORATORIES INC CL A | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		DOLBY LABORATORIES INC CL A [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Investment, Number of Shares		39,774
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 2,554
Investment, Identifier [Axis]: Investments held in Separately Managed Accounts | Atlanta Capital High Quality SMID Sep Acct | ENVISTA HOLDINGS CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		ENVISTA HOLDINGS CORP [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Investment, Number of Shares		57,307
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 1,244
Investment, Identifier [Axis]: Investments held in Separately Managed Accounts | Atlanta Capital High Quality SMID Sep Acct | FACTSET RESEARCH SYSTEMS INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		FACTSET RESEARCH SYSTEMS INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Investment, Number of Shares		2,780
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 807
Investment, Identifier [Axis]: Investments held in Separately Managed Accounts | Atlanta Capital High Quality SMID Sep Acct | FTI CONSULTING INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		FTI CONSULTING INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Investment, Number of Shares		7,042
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 1,203
Investment, Identifier [Axis]: Investments held in Separately Managed Accounts | Atlanta Capital High Quality SMID Sep Acct | GODADDY INC CLASS A | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		GODADDY INC CLASS A [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Investment, Number of Shares		30,668
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 3,805
Investment, Identifier [Axis]: Investments held in Separately Managed Accounts | Atlanta Capital High Quality SMID Sep Acct | GRACO INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		GRACO INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Investment, Number of Shares		14,624
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 1,199
Investment, Identifier [Axis]: Investments held in Separately Managed Accounts | Atlanta Capital High Quality SMID Sep Acct | HUNT (JB) TRANSPRT SVCS INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		HUNT JB TRANSPRT SVCS INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Investment, Number of Shares		7,365
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 1,431
Investment, Identifier [Axis]: Investments held in Separately Managed Accounts | Atlanta Capital High Quality SMID Sep Acct | IDEX CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		IDEX CORP [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Investment, Number of Shares		14,734
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 2,622
Investment, Identifier [Axis]: Investments held in Separately Managed Accounts | Atlanta Capital High Quality SMID Sep Acct | INSIGHT ENTERPRISES INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		INSIGHT ENTERPRISES INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Investment, Number of Shares		14,017
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 1,142
Investment, Identifier [Axis]: Investments held in Separately Managed Accounts | Atlanta Capital High Quality SMID Sep Acct | JACK HENRY + ASSOCIATES INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		JACK HENRY Plus ASSOCIATES INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Investment, Number of Shares		9,729
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 1,775
Investment, Identifier [Axis]: Investments held in Separately Managed Accounts | Atlanta Capital High Quality SMID Sep Acct | JACOBS SOLUTIONS INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		JACOBS SOLUTIONS INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Investment, Number of Shares		13,290
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 1,760
Investment, Identifier [Axis]: Investments held in Separately Managed Accounts | Atlanta Capital High Quality SMID Sep Acct | JONES LANG LASALLE INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		JONES LANG LASALLE INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Investment, Number of Shares		9,818
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 3,303
Investment, Identifier [Axis]: Investments held in Separately Managed Accounts | Atlanta Capital High Quality SMID Sep Acct | KINSALE CAPITAL GROUP INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		KINSALE CAPITAL GROUP INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Investment, Number of Shares		3,175
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 1,242
Investment, Identifier [Axis]: Investments held in Separately Managed Accounts | Atlanta Capital High Quality SMID Sep Acct | KIRBY CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		KIRBY CORP [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Investment, Number of Shares		13,168
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 1,451
Investment, Identifier [Axis]: Investments held in Separately Managed Accounts | Atlanta Capital High Quality SMID Sep Acct | LANDSTAR SYSTEM INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		LANDSTAR SYSTEM INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Investment, Number of Shares		7,928
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 1,139
Investment, Identifier [Axis]: Investments held in Separately Managed Accounts | Atlanta Capital High Quality SMID Sep Acct | LENNOX INTERNATIONAL INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		LENNOX INTERNATIONAL INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Investment, Number of Shares		4,654
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 2,260
Investment, Identifier [Axis]: Investments held in Separately Managed Accounts | Atlanta Capital High Quality SMID Sep Acct | LKQ CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		LKQ CORP [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Investment, Number of Shares		59,283
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 1,790
Investment, Identifier [Axis]: Investments held in Separately Managed Accounts | Atlanta Capital High Quality SMID Sep Acct | MANHATTAN ASSOCIATES INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		MANHATTAN ASSOCIATES INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Investment, Number of Shares		12,424
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 2,153
Investment, Identifier [Axis]: Investments held in Separately Managed Accounts | Atlanta Capital High Quality SMID Sep Acct | MARKEL GROUP INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		MARKEL GROUP INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Investment, Number of Shares		1,676
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 3,603
Investment, Identifier [Axis]: Investments held in Separately Managed Accounts | Atlanta Capital High Quality SMID Sep Acct | MORNINGSTAR INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		MORNINGSTAR INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Investment, Number of Shares		13,575
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 2,950
Investment, Identifier [Axis]: Investments held in Separately Managed Accounts | Atlanta Capital High Quality SMID Sep Acct | NORDSON CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		NORDSON CORP [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Investment, Number of Shares		7,996
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 1,922
Investment, Identifier [Axis]: Investments held in Separately Managed Accounts | Atlanta Capital High Quality SMID Sep Acct | PARSONS CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		PARSONS CORP [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Investment, Number of Shares		13,797
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 853
Investment, Identifier [Axis]: Investments held in Separately Managed Accounts | Atlanta Capital High Quality SMID Sep Acct | POOL CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		POOL CORP [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Investment, Number of Shares		5,964
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 1,364
Investment, Identifier [Axis]: Investments held in Separately Managed Accounts | Atlanta Capital High Quality SMID Sep Acct | PROSPERITY BANCSHARES INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		PROSPERITY BANCSHARES INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Investment, Number of Shares		14,082
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 973
Investment, Identifier [Axis]: Investments held in Separately Managed Accounts | Atlanta Capital High Quality SMID Sep Acct | RPM INTERNATIONAL INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		RPM INTERNATIONAL INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Investment, Number of Shares		26,383
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 2,744
Investment, Identifier [Axis]: Investments held in Separately Managed Accounts | Atlanta Capital High Quality SMID Sep Acct | SAIA INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		SAIA INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Investment, Number of Shares		4,276
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 1,396
Investment, Identifier [Axis]: Investments held in Separately Managed Accounts | Atlanta Capital High Quality SMID Sep Acct | SEI INVESTMENTS COMPANY | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		SEI INVESTMENTS COMPANY [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Investment, Number of Shares		35,158
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 2,884
Investment, Identifier [Axis]: Investments held in Separately Managed Accounts | Atlanta Capital High Quality SMID Sep Acct | SERVICE CORP INTERNATIONAL | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		SERVICE CORP INTERNATIONAL [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Investment, Number of Shares		18,619
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 1,452
Investment, Identifier [Axis]: Investments held in Separately Managed Accounts | Atlanta Capital High Quality SMID Sep Acct | SIMPSON MANUFACTURING CO INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		SIMPSON MANUFACTURING CO INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Investment, Number of Shares		8,836
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 1,427
Investment, Identifier [Axis]: Investments held in Separately Managed Accounts | Atlanta Capital High Quality SMID Sep Acct | STATE STREET | Short-term investment fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		STATE STREET [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Shortterm Investment Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 2,463
Investment, Identifier [Axis]: Investments held in Separately Managed Accounts | Atlanta Capital High Quality SMID Sep Acct | TELEFLEX INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		TELEFLEX INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Investment, Number of Shares		14,229
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 1,737
Investment, Identifier [Axis]: Investments held in Separately Managed Accounts | Atlanta Capital High Quality SMID Sep Acct | TOPBUILD CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		TOPBUILD CORP [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Investment, Number of Shares		1,354
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 565
Investment, Identifier [Axis]: Investments held in Separately Managed Accounts | Atlanta Capital High Quality SMID Sep Acct | TRANSUNION | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		TRANSUNION [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Investment, Number of Shares		36,321
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 3,115
Investment, Identifier [Axis]: Investments held in Separately Managed Accounts | Atlanta Capital High Quality SMID Sep Acct | TRIMBLE INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		TRIMBLE INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Investment, Number of Shares		62,132
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 4,868
Investment, Identifier [Axis]: Investments held in Separately Managed Accounts | Atlanta Capital High Quality SMID Sep Acct | TYLER TECHNOLOGIES INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		TYLER TECHNOLOGIES INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Investment, Number of Shares		2,993
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 1,359
Investment, Identifier [Axis]: Investments held in Separately Managed Accounts | Atlanta Capital High Quality SMID Sep Acct | ULTA BEAUTY INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		ULTA BEAUTY INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Investment, Number of Shares		2,701
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 1,634
Investment, Identifier [Axis]: Investments held in Separately Managed Accounts | Atlanta Capital High Quality SMID Sep Acct | WEX INC | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		WEX INC [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Investment, Number of Shares		14,341
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 2,137
Investment, Identifier [Axis]: Investments held in Separately Managed Accounts | Atlanta Capital High Quality SMID Sep Acct | WR BERKLEY CORP | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		WR BERKLEY CORP [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Stock [Member]
EBP, Investment, Number of Shares		49,973
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 3,504
Investment, Identifier [Axis]: Investments held in Separately Managed Accounts | Company Stock Fund | Aegon Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]		true
EBP, Investment, Issuer Name [Extensible Enumeration]	[1]	Aegon Ltd [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		EBP, Employer, Common Stock Fund [Member]
EBP, Investment, Number of Shares		6,055,586
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 46,698
Investment, Identifier [Axis]: Investments held in Separately Managed Accounts | Company Stock Fund | Principal/Blackrock short term investment fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]		true
EBP, Investment, Issuer Name [Extensible Enumeration]	[1]	Principal Blackrock Short Term Investment Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Shortterm Investment Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 1,467
Investment, Identifier [Axis]: Mutual funds | Vanguard | Vanguard Inflation Protected Secs Instl
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Mutual Funds Vanguard [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Vanguard Inflation Protected Secs Instl [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 38,020
Investment, Identifier [Axis]: Personal choice retirement account | Self-directed brokerage account
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Personal Choice Retirement Account [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		EBP, Self-Directed Brokerage Account [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 145,580
Investment, Identifier [Axis]: Unallocated insurance contract - general account | Deposits in unallocated contracts in general account of insurance company | Transamerica Financial Life Insurance Company | Stable Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]		true
EBP, Investment, Issuer Name [Extensible Enumeration]	[1]	Unallocated Insurance Contract General Account [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Stable Fund [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 490,496
Maximum [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate		9.25%
Minimum [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate		3.25%

[1]	Indicates parties-in-interest to the Plan